UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05506

College and University Facility Loan Trust Two

(Exact name of registrant as specified in charter)

c/o U.S. Bank One Federal Street, Boston, MA 02110

Address of principal executive offices) (Zip code)

Laura S Cawley

US Bank Corporate Trust Services

One Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-603-6452

Date of fiscal year end: November 30

Date of reporting period: August 31, 2013

Item 1. Schedule of Investments

COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

SCHEDULE OF INVESTMENTS

(Unaudited)

August 31, 2013

(Dollar Amounts in Thousands)

Outstanding Principal Balance	Description	Stated Interest Rate %	Maturity Date	Effective Yield to Maturity (A)	Amortized Cost
	COLLEGE AND UNIVERSITY LOANS (228%)
	---------- ALABAMA (17%)----------
$ 565	Alabama Agricultural and Mechanical University	3.000%	05/01/2018	10.27%	$476
790	Auburn University	3.000	12/01/2018	9.16	649

					1,125
	---------- CALIFORNIA (24%)----------
33	Azusa Pacific University	3.750	04/01/2015	10.88	30
105	California State University	3.000	11/01/2013	8.93	103
1,078	California State University	3.000	11/01/2019	8.99	900
179	Lassen Junior College District	3.000	04/01/2020	10.27	140
570	University Student Co-Operative Association	3.000	04/01/2019	10.70	453

					1,626
	---------- DISTRICT OF COLUMBIA (55%)----------
1,276	Georgetown University	3.000	11/01/2020	10.36	997
3,405	Georgetown University	4.000	11/01/2020	10.52	2,742

					3,739
	---------- FLORIDA (2%)----------
180	University of Florida	3.000	07/01/2014	10.15	159

					159
	---------- GEORGIA (4%) ----------
40	Mercer University	3.000	05/01/2014	10.58	38
260	Paine College	3.000	10/01/2016	10.45	229

					267
	---------- INDIANA (20%) ----------
1,900	Vincennes University	3.000	06/01/2023	9.02	1,385

					1,385
	---------- IOWA (1%) ----------
68	Simpson College	3.000	07/01/2016	10.58	57

					57
	---------- MARYLAND (4%) ----------
39	Hood College	3.625	11/01/2014	10.54	37
270	Morgan State University	3.000	11/01/2014	10.56	255

					292

COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

SCHEDULE OF INVESTMENTS

(Unaudited)

August 31, 2013

(Dollar Amounts in Thousands)

Outstanding Principal Balance	Description	Stated Interest Rate %	Maturity Date	Effective Yield to Maturity (A)	Amortized Cost
	---------- MASSACHUSETTS (1%) ----------
$ 58	Hampshire College	3.000%	02/01/2014	10.70%	$53

					53
	---------- MISSISSIPPI (11%) ----------
280	Millsaps College	3.000	11/01/2021	10.34	212
690	Mississippi State University	3.000	12/01/2020	9.64	529

					741
	---------- MISSOURI (1%) ----------
38	Drury College	3.000	04/01/2015	10.63	35

					35
	---------- NEW HAMPSHIRE (<1%)* ----------
34	New England College	3.000	04/01/2016	10.77	30

					30
	---------- NEW JERSEY (11%) ----------
550	Fairleigh Dickinson University	3.000	11/01/2017	10.39	470
55	Newark Beth Israel Hospital	3.625	01/01/2014	11.06	51
160	Rider College	3.625	11/01/2013	10.42	157
117	Rider College	3.000	05/01/2017	10.70	100

					778
	---------- NEW MEXICO (3%) ----------
211	College of Santa Fe	3.000	10/01/2018	10.43	177

					177
	---------- NEW YORK (3%) ----------
135	Daemen College	3.000	04/01/2016	10.77	118
72	Long Island University	3.625	06/01/2014	10.49	66

					184

COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

SCHEDULE OF INVESTMENTS

(Unaudited)

August 31, 2013

(Dollar Amounts in Thousands)

Outstanding Principal Balance	Description	Stated Interest Rate %	Maturity Date	Effective Yield to Maturity (A)	Amortized Cost
	---------- NORTH CAROLINA (3%) ----------
$ 125	Elizabeth City State University	3.000%	10/01/2017	10.02%	$108
164	Saint Mary’s College	3.000	06/01/2020	10.14	125

					233
	---------- OHIO (3%) ----------
120	Wittenberg University	3.000	05/01/2015	10.76	109
78	Wittenberg University	3.000	11/01/2017	10.39	67

					176
	---------- OREGON (3%) ----------
252	George Fox College	3.000	07/01/2018	10.64	208

					208
	---------- PENNSYLVANIA (19%) ----------
69	Drexel University	3.500	05/01/2014	10.53	67
20	Lycoming College	3.625	05/01/2014	10.64	19
50	Lycoming College	3.750	05/01/2015	10.62	46
1,102	Philadelphia College of Art	3.000	01/01/2022	10.62	792
55	Seton Hill College	3.625	11/01/2014	10.53	52
425	Villanova University	3.000	04/01/2019	10.70	337

					1,313
	---------- PUERTO RICO (7%) ----------
530	Inter American University of Puerto Rico	3.000	01/01/2017	10.94	449

					449
	---------- SOUTH CAROLINA (9%) ----------
816	Benedict College	3.000	11/01/2020	10.36	636

					636
	---------- TENNESSEE (1%) ----------
70	Hiwassee College	3.000	09/15/2018	10.58	57

					57
	---------- TEXAS (3%) ----------
270	University of Saint Thomas	3.000	10/01/2019	10.41	216

					216

COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

SCHEDULE OF INVESTMENTS

(Unaudited)

August 31, 2013

(Dollar Amounts in Thousands)

Outstanding Principal Balance	Description	Stated Interest Rate %	Maturity Date		Effective Yield to Maturity (A)		Amortized Cost
	---------- VERMONT (<1%)* ----------
$ 7	Champlain College	3.000%	12/01/2013		10.19%		$6

							6
	---------- VIRGINIA (19%) ----------
58	Lynchburg College	3.750	05/01/2015		10.64		54
195	Lynchburg College	3.000	05/01/2018		10.68		162
135	Marymount University	3.000	05/01/2016		10.52		119
1,300	Norfolk State University	3.000	12/01/2021		9.77		964

							1,299
	---------- WEST VIRGINIA (1%) ----------
95	Bethany College	3.000	11/01/2017		10.40		81

							81
	---------- WISCONSIN (2%) ----------
150	Marian College	3.000	10/01/2016		10.45		132

							132

	TOTAL COLLEGE AND UNIVERSITY LOANS (228%)						15,454

	Allowance for Loan Losses (-2%)						(160)

	Loans, net of allowance for loan losses (226%)						15,294

	INVESTMENT AGREEMENTS (29%)
507	JPMorgan Chase Bank—Liquidity Fund	7.750	06/01/2018	(C)	7.750		507
1,448	JPMorgan Chase Bank—Revenue Fund	7.050	06/01/2018	(C)	7.050		1,448

	TOTAL INVESTMENT AGREEMENTS						1,955

	TOTAL INVESTMENTS (255%)					(B)	$17,249

	OTHER ASSETS, LESS LIABILITIES (-155%)						(10,480)

	NET ASSETS (100.0%)						$6,769

(A)	Represents the rate of return earned by the Trust based on the purchase discount and the accretion to maturity.
(B)	The tax basis in all investments is approximately $21,199.
(C)	Terminates at the earlier of June 1, 2018 or the date on which the Bonds are paid-in-full.
*	Rounds to less than 1%

Item 2. Controls and Procedures

(a)	Not applicable to the registrant.

(b)	Not applicable to the registrant.

Item 3. Exhibits.

The following exhibits are attached to this Form N-Q:

1)	Certification by the registrant’s Owner Trustee, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), is attached.

2)	Annual Compliance Statement of the Servicer, Berkadia Commercial Mortgage LLC is attached.

3)	Berkadia Commercial Mortgage LLC reports pursuant to section 1301, 1302, 1303, 1304, 1306 and 1307 of the servicer agreement.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	College and University Facility Loan Trust Two

By (Signature and Title)*	/s/ Laura S Cawley, Vice President

Date	October 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bryan Calder, Executive Vice President

Date	October 25, 2013

*	Print the name and title of each signing officer under his or her signature.